Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2025
Loan Commitments [Abstract]
Schedule of Outstanding Loan Commitments

At June 30, 2025 and 2024, the Banks had the following outstanding loan commitments:

	2025		2024
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$-	$17,614	$-	$14,965
Commitments to fund real estate construction loans	-	8,985	-	10,272
Other unused commitments:
Commercial and industrial loans	29	287	90	370
Other	122	632	460	741
Letters of credit	-	310	-	212